Investments and loans in subsidiaries and joint ventures (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current
Cash and cash equivalents					$ 719,808	$ 516,301	$ 213,372	$ 82,752
Total current assets					1,020,880	866,758
Other current liabilities (including trade payables)					149,288	127,377
Total current liabilities					(199,916)	(188,395)
Non-current
Assets					3,282,589	3,174,200
Total non-current liabilities					(111,284)	(100,606)
Net assets	$ (4,933)	$ (4,933)		$ 12,866	(5,172)	(4,933)	12,866
Revenue	1,280,217	1,200,777		1,001,420
Depreciation and amortization	0
Interest income	6,018	1,553		112
Finance costs	3,107	3,193		4,411
Profit before tax	480,854	402,605		260,778
Income tax expense	145,807	108,384		48,003
Post-tax profit	335,047	294,221		212,775
Other comprehensive income		1,600	[1]	(561)
Total comprehensive income	335,030	295,827		213,786
Opening net assets January 1	(4,933)	12,866
Profit for the period	335,047	294,221		212,775
Closing net assets	(5,172)	(4,933)		12,866
Interest in joint venture at 50.1%					(2,069)	(1,973)
Funding classified as long term debt by joint venture in 'other investments in joint ventures'					50,109	34,423	45,940
Carrying value					1,490,719	1,448,634	1,473,256
RAL 1 Limited [Member]
Current
Cash and cash equivalents					8,820	649
Other current assets (excluding cash)					805	632
Total current assets					9,625	1,281
Other current liabilities (including trade payables)					(19,237)	(6,318)
Total current liabilities					(19,237)	(6,318)
Non-current
Assets					32,474	9,417
Financial liabilities					(21,351)	(3,517)
Total non-current liabilities					(21,351)	(3,517)
Net assets	1,511	863		487	1,511	863	487	$ 286
Revenue	5,186	5,133		1,463
Depreciation and amortization	(3,647)	(4,211)		(779)
Interest income	554	544		1
Finance costs	(1,018)	(650)		(354)
Profit before tax	648	376		201
Income tax expense	0	0		0
Post-tax profit	648	376		201
Other comprehensive income	0	0		0
Total comprehensive income	648	376		201
Opening net assets January 1	863	487		286
Profit for the period	648	376		201
Closing net assets	$ 1,511	$ 863		$ 487
Interest in joint venture at 50.1%					757	432	244
Funding classified as long term debt by joint venture in 'other investments in joint ventures'					21,970	2,335	4,146
Carrying value					$ 22,727	$ 2,767	$ 4,390

[1]	Other reserves include the cumulative charge recognized under IFRS 2 in respect of share option schemes (net of amounts transferred to share capital and share premium) as well as the foreign currency translation reserve and the movements in available-for-sale financial assets.